Client Name:
Client Project Name:	CMLTI 2019-IMC1
Start - End Dates:	8/3/2018 - 5/15/2019
Deal Loan Count:	933

Loan Level Tape Compare Upload
Loans in Report	933

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.